United States Securities
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2004

Check here if Amendment [  ]; Amendment Number:
	This Amendment (Check only one):  [  ] is a restatement.
					  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Quantitative Investment Advisors, Inc.
Address:		55 Old Bedford Road
		Lincoln, MA  01773


Form 13F File Number: 	28-	4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:		Elizabeth A. Watson
Title:		Executive Vice President
Phone:		(781) 259-1144

Signature, Place, and Date of Signing;

/s/ Elizabeth A. Watson			Lincoln, MA
 [Signature]		    		[City, State]

February 14, 2005
[Date]

Report Type (Check only one.):

[  X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by another manager(s).)

[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Column 1	Column 2	Column 3	Column 4	Column 5	Column 6	Column 7	Column 8
Name of Issuer	 Title of Class	 Cusip	Value 	SHRS	OR	  SH	   PUT	Investment	Other	Voting Authority
			(x1000)	PRN	AMT  PRN CALL Discretion     Managers      Sole	Shared	None

STATE BK INDIA	GDR	513109900	1,041	28,527	SH	OTHER	SHARED
SADIA SA	ADR	786326108	575	8,733	SH	OTHER	SHARED
VOTORANTIM
CELULOSE
E PAPEL SA	ADR	92906P106	394	24,310	SH 	OTHER	SHARED
SAMSUNG
ELECTRS LTD	GDR	796050888	964	4,400	SH	OTHER	SHARED
PLIVA D D 	GDR	72917Q202	700	56,000	SH	OTHER	SHARED
ENI S P A 	ADR	26874R108	3,272	26,000	SH	OTHER	SHARED
REPSOL YPF S A	ADR	76026T205	2,610	100,000	SH	OTHER	SHARED
TATNEFT	ADR	03737P306	746	25,750	SH	OTHER	SHARED
COMPANHIA
SIDERURGICA
NATL	ADR	20440W105	1,369	71,623	SH	OTHER	SHARED
COMPANHIA
DE SANEAMENTO
BASICO	ADR	20441A102	314	20,973	SH	OTHER	SHARED
TELE CENTRO
OESTE CELULAR
PART	ADR	87923P105	580	58,800	SH	OTHER	SHARED
MAHINDRA +
MAHINDRA LTD  GDR	Y54164119	745	59,200	SH	OTHER 	SHARED
JSC MMC
NORILSK
NICKEL	ADR	46626D108	422	7,600	SH 	OTHER	SHARED
USINAS
SIDERURGICAS
DE MINAS	ADR	917302200	1,237	60,900	SH 	OTHER	SHARED
PETROLEO
BRASILEIRO
SA PETRO	ADR	71654V101	841	23,229	SH	OTHER	SHARED
TEVA
PHARMACEUTICAL
INDS LTD	ADR	881624209	839	28,100	SH	OTHER	SHARED
MAHANAGAR
TEL NIGAM
LTD	ADR	559778402	602	75,400	SH	OTHER	SHARED
GERDAU S A 	ADR	373737105	1,268	70,439	SH	OTHER	SHARED
SURGUTNEFTEGAZ
JSC	ADR	868861204	647	17,300	SH	OTHER	SHARED
INFOSYS TECHNOLOGIES
LTD		     ADR		  456788108        534	      7,700            SH	    OTHER		    SHARED
CHINA NETCOM
GROUP CORP	     ADR		  16940Q101        28	      1,050            SH	    OTHER	                   SHARED
AUTOLIV	     COM		  052800109	3,137	      64,940          SH	    OTHER		    SHARED

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	            0

Form 13F Information Table Entry Total:	           22

Form 13F Information Table Value Total:           $        22,446
	          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE